Investments - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 34,028	$ 8,756
Medable, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investments	15,684	8,756
Science 37, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 18,344	$ 0